Risk Management Activities - Non-Hedges (Details) € in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	$ 2				$ 7
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021-2024, Contract One
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities	(14)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021-2024, Contract Two
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	9
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021, Contract One
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	0
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021, Contract Two
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	0
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2020-2023, Contract One
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets					0
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2020-2023, Contract Two
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities					(4)
Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2022
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	2				6
Australia, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021-2024, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount sold			$ 197
Australia, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount sold			$ 4
Australia, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2020-2023, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount sold							$ 286
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021-2024, Contract One
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased	181
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021-2024, Contract Two
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased	72
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold	1
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2020-2023, Contract One
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased					266
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2020-2023, Contract Two
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased					139
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2022
Disclosure of detailed information about hedges [line items]
Notional amount sold	$ 191				$ 191
Derivative, notional amount purchased		$ 150				$ 150
U.S. Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021-2024, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold		47
U.S. Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021, Contract One
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased		$ 3
U.S. Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2020-2023, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold						$ 108
Euro Member Countries, Euro | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2021, Contract Two
Disclosure of detailed information about hedges [line items]
Derivative, notional amount purchased | €				€ 1